UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09096
                                   ---------------------------------------------

                                AmeriPrime Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street  Indianapolis, IN   46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------------------------
Unified Fund Services, Inc.
----------------------------
431 N. Pennsylvania St.
----------------------------
Indianapolis, IN 46204
----------------------------
Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   --------------

Date of fiscal year end:   10/31
                        -----------------

Date of reporting period:  01/31/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 96.97%                                                                       SHARES              VALUE
                                                                                            ----------        -------------

AIRCRAFT ENGINES & ENGINE PARTS - 2.13%
United Technologies Corp.                                                                       3,000          $   302,040
                                                                                                              -------------

BIOLOGICAL PRODUCTS - 2.63%
Amgen, Inc.  (a)                                                                                6,000              373,440
                                                                                                              -------------

CHEMICAL & ALLIED PRODUCTS - 1.75%
Dow Chemical Co.                                                                                5,000              248,500
                                                                                                              -------------

COMPUTER COMMUNICATION EQUIPMENT - 2.16%
Cisco Systems, Inc. (a)                                                                        17,000              306,680
                                                                                                              -------------

CRUDE PETROLEUM & NATURAL GAS - 2.09%
EOG Resources, Inc.                                                                             4,000              297,000
                                                                                                              -------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.22%
Medtronic, Inc.                                                                                 6,000              314,940
                                                                                                              -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 1.91%
General Electric Co.                                                                            7,500              270,975
                                                                                                              -------------

ELECTRONIC COMPUTERS - 2.36%
Dell, Inc. (a)                                                                                  8,000              334,080
                                                                                                              -------------

FARM MACHINERY & EQUIPMENT - 1.96%
Deere & Co.                                                                                     4,000              277,720
                                                                                                              -------------

FINANCE SERVICES - 3.71%
American Express Co.                                                                            4,500              240,075
First Data Corp.                                                                                7,000              285,180
                                                                                                              -------------
                                                                                                                   525,255
                                                                                                              -------------

FIRE, MARINE & CASUALTY INSURANCE - 4.52%
Berkshire Hathaway, Inc. - Class B (a)                                                            100              299,411
Markel Corp. (a)                                                                                1,000              341,000
                                                                                                              -------------
                                                                                                                   640,411
                                                                                                              -------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.14%
Wellpoint, Inc. (a)                                                                             2,500              303,750
                                                                                                              -------------

INDUSTRIAL INORGANIC CHEMICALS - 1.83%
Praxair, Inc.                                                                                   6,000              258,900
                                                                                                              -------------

LIFE INSURANCE - 2.25%
Jefferson-Pilot Corp.                                                                           6,400              319,360
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.21%
International Game Technology                                                                  10,000              313,000
                                                                                                              -------------

METAL MINING - 2.22%
Rio Tinto Plc. (b)                                                                              2,500              314,000
                                                                                                              -------------

NATIONAL COMMERCIAL BANKS - 4.67%
Bank of America Corp.                                                                           6,000              278,220
Wachovia Corp.                                                                                  7,000              383,950
                                                                                                              -------------
                                                                                                                   662,170
                                                                                                              -------------

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 96.97% - CONTINUED                                                           SHARES              VALUE
                                                                                            ----------        -------------

OIL & GAS FIELD SERVICES - 1.44%
Schlumberger Ltd.                                                                               3,000          $   204,120
                                                                                                              -------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.23%
Zimmer Holdings, Inc. (a)                                                                       4,000              315,400
                                                                                                              -------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 4.98%
Colgate-Palmolive Co.                                                                           7,000              367,780
Estee Lauder Companies, Inc. - Class A                                                          7,500              338,550
                                                                                                              -------------
                                                                                                                   706,330
                                                                                                              -------------

PERSONAL CREDIT INSTITUTIONS - 1.66%
Capital One Financial Corp.                                                                     3,000              234,840
                                                                                                              -------------

PETROLEUM REFINING - 7.40%
BP Plc. (b)                                                                                     4,000              238,480
Exxon Mobil Corp.                                                                               5,000              258,000
Murphy Oil Corp.                                                                                3,500              312,480
Suncor Energy, Inc.                                                                             7,500              240,000
                                                                                                              -------------
                                                                                                                 1,048,960
                                                                                                              -------------

PHARMACEUTICAL PREPARATIONS - 6.07%
Eli Lilly & Co.                                                                                 5,000              271,200
Johnson & Johnson                                                                               5,000              323,500
Pfizer, Inc.                                                                                   11,000              265,760
                                                                                                              -------------
                                                                                                                   860,460
                                                                                                              -------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.10%
Eastman Kodak Co.                                                                               9,000              297,810
                                                                                                              -------------

RADIOTELEPHONE COMMUNICATIONS - 1.98%
Dominion Resources, Inc.                                                                        4,050              280,989
                                                                                                              -------------

RETAIL - AUTO DEALERS & GASOLINE STATIONS - 1.73%
Carmax, Inc. (a)                                                                                8,500              245,905
                                                                                                              -------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.40%
Walgreen Co.                                                                                    8,000              340,880
                                                                                                              -------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.41%
Lowe's Companies, Inc.                                                                          6,000              341,940
                                                                                                              -------------

RETAIL - VARIETY STORES - 1.48%
Wal Mart Stores, Inc                                                                            4,000              209,600
                                                                                                              -------------

SEMICONDUCTORS & RELATED DEVICES - 2.38%
Intel Corp.                                                                                    15,000              336,750
                                                                                                              -------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION  - 2.23%
Harrahs Entertainment, Inc.                                                                     5,000              316,200
                                                                                                              -------------

SERVICES - PREPACKAGED SOFTWARE - 3.57%
Check Point Software Technologies Ltd. (a)                                                     10,000              242,800
Microsoft Corp.                                                                                10,000              262,800
                                                                                                              -------------
                                                                                                                   505,600
                                                                                                              -------------

SHIP & BOAT BUILDING & PREPARING - 1.97%
General Dynamics Corp.                                                                          2,700              278,775
                                                                                                              -------------

STATE COMMERCIAL BANKS - 2.10%
Bank of New York, Inc.                                                                         10,000              297,100
                                                                                                              -------------

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 96.97% - CONTINUED                                                           SHARES              VALUE
                                                                                            ----------        -------------

SUGAR & CONFECTIONERY PRODUCTS - 2.48%
Wrigley WM Jr. Co.                                                                              5,000          $   351,950
                                                                                                              -------------

TELEPHONE COMMUNICATIONS - 1.87%
America Movil - Series L (b)                                                                    5,000              265,300
                                                                                                              -------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 1.73%
Sysco Corp.                                                                                     7,000              244,790
                                                                                                              -------------

TOTAL COMMON STOCKS (COST $11,461,414)                                                                          13,745,920
                                                                                                              -------------

MONEY MARKET SECURITIES - 2.85%
Huntington Money Market Fund - Investment Shares, 1.270% (c)                                  403,447              403,447
                                                                                                              -------------

TOTAL MONEY MARKET SECURITIES (COST $403,447)                                                                      403,447
                                                                                                              -------------

TOTAL INVESTMENTS (COST $11,864,861) - 99.82%                                                                 $ 14,149,367
                                                                                                              -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.18%                                                                       25,625
                                                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                                                    $  14,174,992
                                                                                                              =============

(a)  Non-income producing.
(b)  American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.

TAX RELATED
Unrealized appreciation                       $ 2,456,881
Unrealized depreciation                          (172,375)
                                             -------------
Net unrealized appreciation                   $ 2,284,506
                                             =============

Aggregate cost of securities for income tax
purposes                                      $11,864,861
                                             -------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24 , 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          AmeriPrime Funds
          -------------------------------------------

By
*       /s/ Anthony J. Ghoston
 ----------------------------------------------------
                Anthony J. Ghoston, President

Date    3/24/05
    -------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Anthony J. Ghoston
 ----------------------------------------------------
             Anthony J. Ghoston, President

Date    3/24/05
    -------------------------------------------------

By
*       /s/ Thomas G. Napurano
  ---------------------------------------------------
   Thomas G. Napurano, Chief Financial Officer and Treasurer

Date    3/28/05
    -------------------------------------------------